OPERATING LEASES - Maturity Table (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Payment to be Received, Year One	$ 27,334
Lessor, Operating Lease, Payment to be Received, Year Two	21,422
Lessor, Operating Lease, Payment to be Received, Year Three	13,149
Lessor, Operating Lease, Payment to be Received, Year Four	7,122
Lessor, Operating Lease, Payment to be Received, Year Five	1,912
Lessor, Operating Lease, Payment to be Received, after Year Five	1,271
Lessor, Operating Lease, Payments to be Received, Total	$ 72,210